Related party transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related party transactions
Schedule of related party transactions
Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing working capital for the Company
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang	Lease of office space to the Company